SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Basis of Presentation	Basis of Presentation – The accompanying financial statements have been prepared on the accrual basis of accounting and present the net assets available for benefits and changes in those assets. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.
Payment of Benefits	Payments of Benefits - Benefits are recorded when paid.
Trust Fund and Investment Valuation & Income Recognition	Trust Fund – Under the terms of a trust agreement between the Principal Life Insurance Company (the Trustee) and the Company, the Trustee administers a trust fund on behalf of the Plan. Participants may elect to have a portion of their account balances invested in a variety of interests in pooled separate accounts, mutual funds, and collective trust funds investing in debt and equity instruments, and common stock of the Company. In the prior year, participants may have elected to have a portion of their account balance invested in a General Account, which was comprised of investments in guaranteed interest contracts with an insurance company.Investment Valuation and Income Recognition – Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, as described more fully in note 3.
    Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Note Receivable From Participants	Notes Receivable From Participants – Notes receivable from participants are reported at their unpaid principal balances plus any accrued but unpaid interest. Related fees are recorded as administrative expenses and are charged to expense when incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit is recorded in accordance with the plan document.
Subsequent Events	Subsequent Events – The Plan has evaluated subsequent events through June 29, 2026, the date the financial statements were issued.